RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Schedule Of Amounts Due From Related Parties [Table Text Block]
(2)	Due from related parties

	September 30,
	2013	2014
	RMB	RMB

Henan Agriculture University(note (i))	2,000	1,000
Neijiang Agriculture Institute(note (ii))	500	191
Beijing Shihui Agriculture Ltd.(note (iii))	900	1,507

	3,400	2,698

Note (i):
The balance as of September 30, 2014 represented the advance from Origin to SK Wu Research Institute (through Henan Agriculture University) for its research operation, which is jointly sponsored by the provincial government of Henan Province and Origin.

Note (ii):	The balance as of September 30, 2014 represented the advance from Denong to Neijiang Agriculture Institute for its research operation.

Note (iii):
The balance as of September 30, 2014 represented the advance to Beijing Shihui Agriculture Ltd. for providing the network maintenance and software development services for the Company, which was on an arm’s length basis, and the services have not been completed as of September 30, 2014.

Schedule Of Amounts Due To Related Parties [Table Text Block]
(3)	Due to related parties

	September 30,
	2013	2014
	RMB	RMB

Xinjiang Ginbo Seeds Center *	54	10,054
Companies controlled by the Company’s directors	1,325	1,461
Ex-shareholders of State Harvest	151	196

	1,530	11,711

* Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2014, which is unsecured, interest-free and repayable on demand

Schedule of Related Party Transactions [Table Text Block]
(4)	Transactions with related parties

(a)	Sales to

	Year ended September 30,
	2012	2013	2014
	RMB	RMB	RMB

Jinong	8,319	-	-
	8,319	-	-

(b)	Purchases from

	Year ended September 30,
	2012	2013	2014
	RMB	RMB	RMB

Xinjiang Ginbo Seeds Center	2,788	-	-
Jinong	25,984	-	-

	28,772	-	-

(c)	Technology usage fees charged by

	Year ended September 30,
	2012	2013	2014
	RMB	RMB	RMB

Liyu	9,541	14,665	4,838
Neijiang Agriculture Institute	-	-	500

	9,541	14,665	5,338

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(d)	Dividend received from

	Year ended September 30,
	2012	2013	2014
	RMB	RMB	RMB

Liyu	2,100	2,700	3,000